Business Combinations - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) Acquisition	Jun. 30, 2020 Acquisition	Dec. 31, 2021 USD ($) Acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of Acquisitions | Acquisition	3	1	1
Defined benefit pension obligation			$ 1
Increase in goodwill			1
Business acquisitions, deferred consideration	$ 20		19	$ 20
Business acquisitions, contingent consideration	$ 123		$ 77	123
Payment for business acquisitions, net of cash and cash equivalents acquired				113	$ 127
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Name of acquired entity	entire share capital of Ultra Wide Band specialist BeSpoon, of the cellular IoT connectivity assets of Riot Micro and of the radio-frequency assets of SOMOS	French Gallium Nitride (GaN) innovator Exagan	minor acquisition in the Microcontrollers and Digital ICs Group
Payment for business acquisitions, before cash acquired				104
Cash acquired				1
Business acquisitions, deferred consideration	$ 18			18
Business acquisitions, contingent consideration	$ 117			117
Payment for business acquisitions, net of cash and cash equivalents acquired				$ 103